Average Annual Total Returns - Invesco SP 500 Downside Hedged ETF	ETF InceptionDate	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P 500® Dynamic VEQTOR Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Dynamic VEQTOR Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Dynamic VEQTOR Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) 1 Year	U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) 5 Years	U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Dec. 06, 2012	18.61%	7.70%	5.64%	18.27%	6.97%	4.71%	11.00%	5.67%	3.97%	17.89%	8.18%	6.29%	18.40%	15.22%	15.19%	0.36%	1.11%	0.71%